Long-Term Investments (Details) - Schedule of Statement of Operation - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
BioFirst [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	$ 363		$ 734	$ 30,162
Gross profit	220		289	8,239
Net loss	(203,077)	(406,233)	(1,194,797)	(1,274,539)
Share of losses from investments accounted for using the equity method			(221,888)
Rgene [Member]
Condensed Income Statements, Captions [Line Items]
Net sales
Gross profit
Net loss	(56,567)	(81,842)	(291,522)	(1,550,123)
Share of losses from investments accounted for using the equity method